ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of components of acquired intangible assets, net

	December 31,
	2011				2012
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(57,022)	—	1,629	58,651	(58,651)	—	—
Favorable lease	2,459,884	(855,482)	46,844	1,651,246	2,459,884	(1,668,799)	53,726	844,811

Total intangible assets with definite lives	2,518,535	(912,504)	46,844	1,652,875	2,518,535	(1,727,450)	53,726	844,811
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328,956	—	11,321	2,340,277	2,328,956	—	15,714	2,344,670

Total	4,847,491	(912,504)	58,165	3,993,152	4,847,491	(1,727,450)	69,440	3,189,481